Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - NSRs [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	30,597	31,528
Outstanding Weighted Average Remaining Contractual Life	2 years 10 months 24 days
Outstanding Weighted Average Exercise Price | $ / shares	$ 18.52	$ 22.61
Exercisable Number | shares	20,665
Exercisable Weighted Average Exercise Price | $ / shares	$ 21.94
5.00 to 9.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	2,796
Outstanding Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Outstanding Weighted Average Exercise Price | $ / shares	$ 9.48
Exercisable Number | shares	1,596
Exercisable Weighted Average Exercise Price | $ / shares	$ 9.48
10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	12,921
Outstanding Weighted Average Remaining Contractual Life	5 years 2 months 12 days
Outstanding Weighted Average Exercise Price | $ / shares	$ 12.27
Exercisable Number | shares	4,189
Exercisable Weighted Average Exercise Price | $ / shares	$ 13.53
15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	2,691
Outstanding Weighted Average Remaining Contractual Life	2 years 3 months 18 days
Outstanding Weighted Average Exercise Price | $ / shares	$ 19.47
Exercisable Number | shares	2,691
Exercisable Weighted Average Exercise Price | $ / shares	$ 19.47
20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,078
Outstanding Weighted Average Remaining Contractual Life	1 year 1 month 6 days
Outstanding Weighted Average Exercise Price | $ / shares	$ 22.26
Exercisable Number | shares	3,078
Exercisable Weighted Average Exercise Price | $ / shares	$ 22.26
25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	8,540
Outstanding Weighted Average Remaining Contractual Life	1 month 6 days
Outstanding Weighted Average Exercise Price | $ / shares	$ 28.37
Exercisable Number | shares	8,540
Exercisable Weighted Average Exercise Price | $ / shares	$ 28.37
30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	571
Outstanding Weighted Average Remaining Contractual Life	6 months
Outstanding Weighted Average Exercise Price | $ / shares	$ 32.27
Exercisable Number | shares	571
Exercisable Weighted Average Exercise Price | $ / shares	$ 32.27